Prepaid Expenses And Other Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Assets

8. Prepaid Expenses and Other Assets

Prepaid expenses and other assets as of December 31, 2012 and 2011, were as follows (dollars in thousands):

	As of December 31,
	2012	2011
Nonqualified savings plan assets	$11,347	$8,264
Marketable equity securities	6,042	4,412
CSO fees receivable	6,758	5,822
Prepaid advertising	1,532	1,628
Prepaid insurance	1,329	1,045
Prepaid hardware and software maintenance	2,487	2,273
Other prepaid expenses	3,878	6,271
Other assets	2,232	1,586
Total	$35,605	$31,301